MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of investments in equity instruments

	2025			2024			2023
	Number of shares	Cost	Fair value	Number of shares	Cost	Fair value	Number of shares	Cost	Fair value
		$	$		$	$		$	$
Carlton Precious Inc	6,755,334	335,335	689,808	8,330,334	413,518	376,323	10,000,000	496,400	496,400
Mammoth Minerals Limited	28,525,000	1,835,869	2,197,199	–	–	–	–	–	–
Bravada Gold Corporation	1,235,000	35,905	49,558	–	–	–	–	–	–
Total	36,515,334	2,207,109	2,936,565	8,330,334	413,518	376,323	10,000,000	496,400	496,400